Cash Flow Information - Schedule of Cash Flow Information (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Cash Flow Information
Loss for the year	$ (68,346)	$ (54,305)	$ (49,220)
Cash flows excluded from profit attributable to operating activities interest paid on borrowings	1,256	2,868	3,400
Cash flows excluded from profit attributable to operating activities gain on sale of intangible assets		(906)
Non-cash flows in profit: Interest on convertible note borrowings	5,681
Non-cash flows in profit: depreciation and amortisation expense	8,700	10,603	2,382
Non-cash flows in profit: impairment expense	4,895	8,904	8,173
Non-cash flows in profit: shares issued in lieu of inventory payment		15,525
Non-cash flows in profit: shares issued for agreed settlement	5,701
Non-cash flows in profit: fair value on warrants issued		371
Non-cash flows in profit: fair value loss/(gain) on convertible notes derivative	26,552		775
Changes in assets and liabilities: (increase)/decrease in trade and other receivables	(2,082)	2,901	14,267
Changes in assets and liabilities: (increase)/decrease in current tax receivables	2	368	(355)
Changes in assets and liabilities: (increase)/decrease in inventories	6,604	(1,912)	13,350
Changes in assets and liabilities: (increase)/decrease in deferred tax asset/(liability)		701
Changes in assets and liabilities: (increase)/decrease in related party receivables		282	6,531
Changes in assets and liabilities: increase/(decrease) in trade and other payables	6,037	402	(5,681)
Changes in assets and liabilities: increase/(decrease) in income taxes payable	205	(140)	226
Changes in assets and liabilities: increase/(decrease) in provisions	(5,622)	5,534	(522)
Changes in assets and liabilities: increase/(decrease) in foreign currency derivative liability		(1,484)	(1,712)
Changes in assets and liabilities: net exchange differences	(601)	(33)	(355)
Cashflows from operations	$ (11,018)	$ (19,894)	$ (9,434)